SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended				6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 ILS	Dec. 31, 2013 ILS	Nov. 18, 2013 USD ($)	Jun. 30, 2014 2003 Option Plan [Member] Employee Stock Option [Member]	Jun. 30, 2014 2003 Option Plan [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, shares authorized		120,000,000	120,000,000	120,000,000
Common shares, par value per share		0.01	0.01	$ 0.01
Shares available for grant		5,649,229
Vesting period for plan					3 years	3 years
Expiration term					5 years	5 years
Number of stock options accelerated due to termination of company's officer	479,980
Total expense incurred in connection with the acceleration of options to company's officer	$ 4,800